Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Current assets:
Cash and cash equivalents	$ 6,523	$ 17,053
Accounts receivable, net	113	283
Capitalized software development costs and license fees	50	179
Prepaid expenses and other current assets	47	101
Total current assets	6,733	17,616
Property and equipment, net	18	45
Total assets	6,751	17,661
Current liabilities:
Accounts payable and accrued expenses	1,284	1,686
Warrant liability	70
Payable to Zift		318
Total current liabilities	1,354	2,004
Total liabilities	1,354	2,004
Stockholders' equity:
Convertible Preferred stock - 10,000,000 shares authorized, 7,374,454 and 9,025,265 shares issued and outstanding at October 31, 2016 and 2015, respectively, aggregate liquidation preference $4,854 and $5,968, respectively	10,153	10,694
Common stock - $.001 par value; 250,000,000 shares authorized; 2,782,963 and 1,851,503 shares issued and outstanding at October 31, 2016 and 2015, respectively	3	2
Additional paid-in capital	123,417	128,497
Accumulated deficit	(128,176)	(123,536)
Net stockholders' equity	5,397	15,657
Total liabilities and stockholders' equity	$ 6,751	$ 17,661